Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The Company's Income tax expense (benefit) is as follows (amounts in thousands):

	Year Ended December 31,
	2018	2017	2016
Current:
Federal	$—	(426)	—
State	2,535	2,559	3,008
	2,535	2,133	3,008
Deferred:
Federal	(12,892)	(4,593)	4,000
State	(1,195)	567	140
	(14,087)	(4,026)	4,140
Total Income tax expense (benefit)	$(11,552)	(1,893)	7,148

Schedule of Effective Income Tax Rate Reconciliation
Total Income tax expense (benefit) differs from the amounts computed by applying the U.S. federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 as a result of the following (amounts in thousands):

	Year Ended December 31,
	2018	2017	2016
Computed expected tax benefit	$(144,963)	(39,616)	(24,206)
Change in valuation allowance affecting income tax expense	52,916	39,499	26,892
Goodwill impairment not resulting in tax impact	78,869	—	—
Other expense (income) not resulting in tax impact	568	1,211	(1,585)
Tax amortization of indefinite-lived assets	—	4,001	4,000
2017 Federal tax reform enactment	—	(9,020)	—
State and local income taxes, net of federal income taxes	1,058	2,032	2,047
Total Income tax expense (benefit)	$(11,552)	(1,893)	7,148

Schedule of Deferred Tax Assets and Liabilities
Components of deferred tax assets and liabilities as of December 31, 2018 and 2017 are as follows (amounts in thousands):

	As of December 31,
	2018	2017
Accounts receivable reserves	$1,205	1,357
Accrued liabilities	3,564	10,639
Net operating loss carryforwards	175,569	153,683
Derivative financial instruments	1,770	1,705
Other deferred tax assets	1,911	2,558
Valuation allowance	(129,012)	(86,281)
Total deferred tax assets	55,007	83,661
Intangible assets	(52,161)	(94,962)
Property, plant and equipment	(2,063)	(2,003)
Total deferred tax liabilities	(54,224)	(96,965)
Net deferred tax assets / (liabilities)	$783	(13,304)

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of uncertain tax positions, which is recorded in other long term liabilities, is as follows (amounts in thousands):

	Year Ended December 31,
	2018	2017	2016
As of the beginning of the year	$204	208	193
Increases for tax positions of current years	7	—	15
Reductions for tax positions of prior years	(6)	(4)	—
As of the end of the year	$205	204	208